Dividends - Summary of Dividends Declared (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of dividends [line items]
Dividends paid	£ 146	£ 147	£ 136
Final dividend [member]
Disclosure of dividends [line items]
Dividends paid	101	101	93
Interim dividend [member]
Disclosure of dividends [line items]
Dividends paid	£ 45	£ 46	£ 43